CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	[1]	$ 10,593	$ 6,023	$ 7,502
Adjustments to reconcile net income to cash provided by operating activities
Pension settlement charges		0	3,113	0
Depreciation	[2]	2,284	2,168	2,109
Amortization of capitalized software and acquired intangible assets		2,737	2,499	2,287
Stock-based compensation		1,715	1,311	1,133
Deferred taxes	[3]	(957)	(2,330)	(1,114)
Net (gain)/loss on divestitures, asset sales and other		(39)	(652)	(170)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)		(4,278)	(374)	725
Retirement related		(50)	265	(462)
Inventory		70	(166)	390
Other assets/other liabilities	[3]	495	1,601	1,466
Accounts payable		624	(13)	65
Net cash provided by operating activities		13,193	13,445	13,931
Cash flows from investing activities
Payments for property, plant and equipment		(1,091)	(1,048)	(1,245)
Proceeds from disposition of property, plant and equipment/other		121	557	321
Investment in software		(647)	(637)	(565)
Purchases of marketable securities and other investments		(10,095)	(7,762)	(11,143)
Proceeds from disposition of marketable securities and other investments		9,704	6,544	10,647
Acquisition of businesses, net of cash acquired		(8,294)	(3,289)	(5,082)
Divestiture of businesses, net of cash transferred		(1)	698	(4)
Net cash provided by/(used in) investing activities		(10,302)	(4,937)	(7,070)
Cash flows from financing activities
Proceeds from new debt		8,391	5,705	9,586
Payments to settle debt		(5,489)	(6,615)	(5,082)
Short-term borrowings/(repayments) less than 90 days—net		(29)	30	(7)
Common stock repurchases for tax withholdings		(1,018)	(651)	(402)
Proceeds from issuance of shares		710	745	414
Financing—other		(139)	(145)	(239)
Cash dividends paid		(6,255)	(6,147)	(6,040)
Net cash provided by/(used in) financing activities		(3,829)	(7,079)	(1,769)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		418	(359)	9
Net change in cash, cash equivalents and restricted cash		(520)	1,071	5,101
Cash, cash equivalents and restricted cash at January 1		14,160	13,089	7,988
Cash, cash equivalents and restricted cash at December 31		13,640	14,160	13,089
Supplemental data
Income taxes paid—net of refunds received		1,948	1,723	1,564
Interest paid on debt		$ 2,042	$ 1,978	$ 1,668

[1]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.
[2]	Includes operating lease right-of-use assets amortization expense of $0.9 billion in 2025, 2024 and 2023.
[3]	Refer to "Basis of Presentation" in note A, "Significant Accounting Policies," for additional information.